December 30, 2009

via EDGAR

John Grzeskiewicz
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Funds, Inc.
Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A
File Nos. 033-59474, 811-07572

Mr. Grzeskiewicz:

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-
effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the
Investment Company Act of 1940 (the “Amendment”).

The Amendment is being filed to create one new series and add a share class to an existing series. The new series is the Diversified Real Asset Fund and will offer Institutional, A, and C Class shares (existing share classes). The Registrant is adding Class J shares (existing share class) to the Bond Market Index
Fund (existing series). The Registrant is using the new summary prospectus format in this filing. The
Registrant intends to submit a filing pursuant to Rule 485(b) under the 1933 Act.

The Amendment incorporates by reference the Statement of Additional Information, dated December 21,
2009, included in Post-Effective Amendment No. 73 to the registration statement on Form N-1A filed on
December 18, 2009, pursuant to Rule 485(b) under the 1933 Act (SEC Accession No. 0000898745-09-
000546), as amended by this Amendment.

The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the other series of the Registrant that have a fiscal year end of October 31.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills
Attorney